S000038895 [Member] Expense Example - CORE BOND FUND - CORE BOND FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	$ 666